FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 17, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total:  1167112(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories   COM         002824100     211      4400   SH    SOLE                              4400
American Express      COM         025816109     392      9500   SH    SOLE                              9500
Amer Power Conversion COM         029066107     241     18700   SH    SOLE                             18700
Auto Data Processing  COM         053015103   57870   1064183   SH    SOLE                           1064183
BP Amoco              SPON ADR    055622104     288      5824   SH    SOLE                              5824
Cisco Systems         COM         17275R102   68233   4315158   SH    SOLE                           4315158
Citigroup             COM         172967101    1290     28695   SH    SOLE                             28695
Dell Computer         COM         247025109   36465   1419554   SH    SOLE                           1419554
EMC Corp              COM         268648102   52985   1802211   SH    SOLE                           1802211
Ebay, Inc.            COM         278642103   27964    772740   SH    SOLE                            772740
First Data Corp       COM         319963104   45390    760186   SH    SOLE                            760186
Franklin Electric     COM         353514102     215      3000   SH    SOLE                              3000
General Electric      COM         369604103   70130   1675348   SH    SOLE                           1675348
Harley-Davidson       COM         412822108   73254   1930296   SH    SOLE                           1930296
Home Depot            COM         437076102   76427   1773246   SH    SOLE                           1773246
Hewlett-Packard       COM         428236103   28319    905638   SH    SOLE                            905638
Intel Corp            COM         458140100   87007   3306691   SH    SOLE                           3306691
Intl Business Machs   COM         459200101     538      5600   SH    SOLE                              5600
JDS Uniphase          COM         46612J101   12709    689304   SH    SOLE                            689304
Johnson & Johnson     COM         478160104    1198     13700   SH    SOLE                             13700
MBNA Corp             COM         55262L950     263      7950   SH    SOLE                              7950
McData                CL A        580031201    1074     56918   SH    SOLE                             56918
Medtronic             COM         585055106   47336   1034886   SH    SOLE                           1034886
Merck & Company       COM         589331107   62669    825684   SH    SOLE                            825684
Microsoft             COM         594918104   85568   1564677   SH    SOLE                           1564677
Nokia Corp            SPON ADR    654902204   46421   1934195   SH    SOLE                           1934195
Pfizer                COM         717081103   69133   1688241   SH    SOLE                           1688241
Price Group           COM         74144T108   20494    654527   SH    SOLE                            654527
Charles Schwab & Co   COM         808512105   29270   1898181   SH    SOLE                           1898181
Staples               COM         855030102   24809   1667818   SH    SOLE                           1667818
Sun Microsystems      COM         866810104   24659   1604381   SH    SOLE                           1604381
Texas Instruments     COM         882508104     317     10230   SH    SOLE                             10230
Tiffany & Co.         COM         886547108   24416    896005   SH    SOLE                            896005
United Parcel Cl B    COM         911312106     204      3600   SH    SOLE                              3600
Veritas Software      COM         923436109   14094    304804   SH    SOLE                            304804
Wal-Mart              COM         931142103   74927   1483708   SH    SOLE                           1483708
Walgreen              COM         931422109     336      8250   SH    SOLE                              8250